OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund

ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Bermuda: 1.7%
9,500		Covidien Ltd.	$467,780
35,800	@, L	Marvell Technology Group Ltd.	529,482
9,800		Tyco Electronics Ltd.	324,772
			1,322,034
		Canada: 1.5%
2,177	@, L	Nortel Networks Corp.	16,632
13,800	@, L	Open Text Corp.	429,318
6,100	@	Research In Motion Ltd.	749,202
			1,195,152
		China: 1.7%
1,800	@, L	Baidu.com ADR	624,870
15,200	@, L	Sina Corp.	687,496
			1,312,366
		Finland: 0.9%
26,700		Nokia OYJ ADR	729,444
			729,444
		France: 0.6%
4,900	@	UbiSoft Entertainment	482,265
			482,265
		Germany: 1.4%
28,200	@	Infineon Technologies AG ADR	212,064
14,800	L	SAP AG ADR	855,588
			1,067,652
		Hong Kong: 1.3%
82,300		ASM Pacific Technology	589,357
30,400		China Mobile Ltd.	406,149
			995,506
		India: 0.6%
24,800	@	Bharti Airtel Ltd.	462,476
			462,476
		Japan: 3.3%
8,400		Canon, Inc.	383,924
6,000		Disco Corp.	238,706
23,200		Konica Minolta Holdings, Inc.	380,961
27,000		Kurita Water Industries Ltd.	858,004
4,900		Nidec Corp.	346,102
900		Nintendo Co., Ltd.	436,667
			2,644,364
		Singapore: 0.6%
55,700	@	Flextronics International Ltd.	497,401
			497,401
		South Korea: 1.2%
2,700		LG Electronics, Inc.	275,841
1,200		Samsung Electronics Co., Ltd.	663,908
			939,749
		Switzerland: 1.0%
3,000		Alcon, Inc.	517,290
800		Roche Holding AG	148,185
1,700		Roche Holding Ltd. ADR	157,591
			823,066
		Taiwan: 2.2%
181,400		Asustek Computer, Inc.	472,151
1		Cheng Uei Precision Industry Co., Ltd.	2
32,240		High Tech Computer Corp.	505,965
551,145		Inventec Co., Ltd.	280,547
39,384		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	374,148
185,426		Vanguard International Semiconductor Corp.	100,045
			1,732,858
		United States: 77.8%
20,000	@, L	Adobe Systems, Inc.	827,000
14,100	@	Agilent Technologies, Inc.	508,446
8,200	@, L	Akamai Technologies, Inc.	191,388
8,100	@, L	Alexion Pharmaceuticals, Inc.	759,375
28,200		Altera Corp.	618,990
12,200	@	American Tower Corp.	511,180
25,700	@	Amgen, Inc.	1,609,591
14,900	L	Amphenol Corp.	710,283
26,800		Analog Devices, Inc.	817,668
23,200	@	Apple, Inc.	3,687,640
44,950		Applied Materials, Inc.	778,534
28,000	@, L	Ariba, Inc.	459,480
9,200		AT&T, Inc.	283,452
10,600		Automatic Data Processing, Inc.	452,726
11,600		Baxter International, Inc.	795,876
2,400		Beckman Coulter, Inc.	173,616
9,800		Becton Dickinson & Co.	832,118

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2008 (Unaudited) (continued)

Shares					Value
		United States (continued)
22,600	@	BMC Software, Inc.			$743,314
38,100	@	Broadcom Corp.			925,449
17,600		CA, Inc.			419,936
10,600	@, L	Cavium Networks, Inc.			170,130
24,600	@, L	Celera Corp.			335,790
5,989	@	Celgene Corp.			452,110
9,000	@, L	Charles River Laboratories International, Inc.			598,140
13,800	@, L	Ciena Corp.			285,246
67,400	@	Cisco Systems, Inc.			1,482,126
30,900	@	Citrix Systems, Inc.			823,176
51,200		Corning, Inc.			1,024,512
7,000		CR Bard, Inc.			649,880
12,200		CVS Caremark Corp.			445,300
15,700	@, L	Cyberonics			433,634
16,200	@, L	eBay, Inc.			407,754
10,300	@	Electronic Arts, Inc.			444,754
37,000	@	EMC Corp.			555,370
15,600	@	Genentech, Inc.			1,485,900
24,600	@	Genzyme Corp.			1,885,589
10,900	@	Gilead Sciences, Inc.			588,382
1,300	@	Google, Inc. - Class A			615,875
12,700		Harris Corp.			611,505
36,100		Hewlett-Packard Co.			1,617,280
18,800	@	Ingram Micro, Inc.			346,484
77,100		Intel Corp.			1,710,849
26,000		International Business Machines Corp.			3,327,480
25,800	@, L	JDS Uniphase Corp.			281,994
4,400		Johnson & Johnson			301,268
38,400	@, L	Juniper Networks, Inc.			999,552
15,200	L	KLA-Tencor Corp.			571,368
46,400	@, L	Kulicke & Soffa Industries, Inc		.	295,104
10,000	@, L	Lam Research Corp.			328,900
21,000	L	Linear Technology Corp.			652,050
13,000		Lockheed Martin Corp.			1,356,290
22,000		Maxim Integrated Products			412,036
26,200	@	McAfee, Inc.			858,050
28,200		Medtronic, Inc.			1,489,806
14,600	L	Microchip Technology, Inc.			466,178
69,488		Microsoft Corp.			1,787,231
5,400	@, L	Millipore Corp.			379,890
29,700		Motorola, Inc.			256,608
12,500	@, L	Netlogic Microsystems, Inc.			400,125
36,800	@, L	ON Semiconductor Corp.			345,552
76,092	@	Oracle Corp.			1,638,261
5,900	@, L	Priceline.com, Inc.			678,205
13,200	@, L	Progress Software Corp.			388,476
29,000		Qualcomm, Inc.			1,604,860
15,300		Raytheon Co.			871,029
14,200	@, L	Red Hat, Inc.			303,596
7,100	@, L	Salesforce.com, Inc.			452,909
13,200	@	SenoRx, Inc.			95,304
11,000	@	St. Jude Medical, Inc.			512,380
33,300	@, L	Sybase, Inc.			1,119,213
28,600	@	Symantec Corp.			602,602
16,600	@, L	Syniverse Holdings, Inc.			268,920
16,100	@	Synopsys, Inc.			386,722
33,000	@, L	Teradyne, Inc.			309,210
15,300		Texas Instruments, Inc.			373,014
4,800	@	Varian Medical Systems, Inc.			288,000
9,800	@, L	Varian Semiconductor Equipment Associates, Inc.			286,356
25,900	@, L	VeriSign, Inc.			842,786
15,200		Verizon Communications, Inc.			517,408
8,000	@, L	Vertex Pharmaceuticals, Inc.			276,000
30,900	L	Xilinx, Inc.			767,247
31,700	@, L	Yahoo!, Inc.			630,513
8,600	@	Zimmer Holdings, Inc.			592,626
					61,390,967
		Total Common Stock
		(Cost $68,680,464)			75,595,300

Principal Amount					Value
SHORT-TERM INVESTMENTS: 20.2%
		Securities Lending Collateral(cc): 20.2%
$15,903,092		Bank of New York Mellon Corp. Institutional Cash Reserves			$15,903,092
		Total Short-Term Investments
		(Cost $15,903,092)			15,903,092
		Total Investments in Securities
		(Cost $84,583,556) *	116.0%		$91,498,392
		Other Assets and Liabilities - Net	(16.0)		(12,606,588)
		Net Assets	100.0%		$78,891,804

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2008 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
*	Cost for federal income tax purposes is $85,154,527.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,795,862
	Gross Unrealized Depreciation	(4,451,997)
	Net Unrealized Appreciation	$6,343,865

Industry	Percentage of Net Assets
Aerospace/Defense	2.8%
Biotechnology	10.6
Commercial Services	0.6
Computers	14.7
Distribution/Wholesale	0.4
Electrical Components & Equipment	0.3
Electronics	3.0
Environmental Control	1.1
Hand/Machine Tools	0.3
Healthcare - Products	9.1
Internet	7.8
Miscellaneous Manufacturing	0.5
Office/Business Equipment	0.5
Pharmaceuticals	0.4
Retail	0.6
Semiconductors	16.1
Software	14.2
Telecommunications	12.3
Toys/Games/Hobbies	0.5
Short-Term Investments	20.2
Other Assets and Liabilities - Net	(16.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of July 31, 2008 (Unaudited) (continued)

At July 31, 2008 the following forward currency contracts were outstanding for the ING Global Science and Technology Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation / (Depreciation)
			USD
Switzerland Francs
CHF 18,000	BUY	10/23/08	17,639	17,197	$(442)
Switzerland Francs
CHF 280,000	BUY	10/23/08	272,607	267,505	(5,102)
Japanese Yen
JPY 14,854,000	BUY	10/23/08	137,873	138,367	494
Norway Krone
NOK 738,800	BUY	10/23/08	143,974	143,013	(961)
					$(6,011)
Switzerland Francs
CHF 455,065	SELL	10/23/08	462,700	442,053	$(20,647)
Euro
EUR 278,894	SELL	10/23/08	178,200	276,703	98,503
Hong Kong Dollars
HKD 266,523	SELL	10/23/08	2,074,000	266,242	(1,807,758)
Japanese Yen
JPY 2,968,874	SELL	10/23/08	313,371,500	2,919,097	(310,452,403)
					$(312,182,305)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.9%

146,540		ING Disciplined International Small Cap Fund - Class I		$1,295,418
83,656		ING Emerging Countries Fund - Class I		2,520,571
110,033		ING Global Equity Dividend Fund - Class I		1,325,900
74,219		ING Global Real Estate Fund - Class I		1,349,299
531,093		ING Index Plus International Equity Fund - Class I		5,188,779
788,333		ING Intermediate Bond Fund - Class I		7,654,714
80,745		ING MidCap Opportunities Fund - Class I		1,292,723
100,005		ING Small Company Fund - Class I		1,357,069
416,704		ING Tactical Asset Allocation Fund - Class I		3,912,848
		Total Investments in Securities
		( Cost $ 26,049,844 ) *	97.9%	$25,897,321
		Other Assets and Liabilities - Net	2.1	568,385
		Net Assets	100.0%	$26,465,706
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$130,163
		Gross Unrealized Depreciation		(282,686)
		Net Unrealized Depreciation		$(152,523)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2008 (Unaudited) (continued)

ING Global Target Payment Fund Written Options Open on July 31, 2008:

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

22,665	UBS AG	iShares MSCI EAFE Index	08/07/08	66.18	USD	$41,250	$(24,407)
753	UBS AG	Russell 2000 Index	08/07/08	663.75	USD	15,595	(42,249)
636	UBS AG	S&P 400® Midcap Index	08/07/08	786.61	USD	13,706	(16,416)
1,004	UBS AG	S&P 500® Index	08/07/08	1,244.69	USD	32,369	(40,081)
						$102,920	$(123,153)

		Total Premiums Received:	$102,920
	Total Liabilities for Call Options Written:		$123,153

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2008